Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information
Entity Registrant Name	AIR INDUSTRIES GROUP, INC.
Entity Central Index Key	0001009891
Document Type	S-1
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company

Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and Cash Equivalents	$ 490,000	$ 577,000
Accounts Receivable, Net of Allowance for Doubtful Accounts of $705,000 and $950,000	11,631,000	6,042,000
Inventory	26,739,000	22,521,000
Prepaid Expenses and Other Current Assets	546,000	330,000
Deposits - Customers	133,000	2,000
Total Current Assets	39,539,000	29,472,000
Property and Equipment, net	5,883,000	3,971,000
Capitalized Engineering Costs - net of Accumulated Amortization of $3,449,000 and $2,990,000	802,000	969,000
Deferred Financing Costs, net, deposit and other assets	590,000	671,000
Intangible Assets, net	5,889,000	1,607,000
Goodwill	453,000	291,000
TOTAL ASSETS	53,156,000	36,981,000
LIABILITIES AND STOCKHOLDERS' EQUITY
Notes Payable and Capitalized Lease Obligations - Current Portion	19,211,000	14,055,000
Accounts Payable and Accrued Expenses	7,077,000	7,432,000
Lease Impairment - Current	85,000	85,000
Deferred Gain on Sale - Current Portion	38,000	38,000
Income Taxes Payable	1,448,000	41,000
Total Current Liabilities	27,859,000	21,651,000
Notes Payable and Capitalized Lease Obligation - Net of Current Portion	4,640,000	8,992,000
Lease Impairment - Net of Current Portion	127,000	175,000
Deferred Gain on Sale - Net of Current Portion	485,000	523,000
Deferred Rent	1,057,000	974,000
Total Liabilities	34,168,000	32,315,000
Stockholders' Equity
Preferred Stock Par Value $.001 - Authorized 8,003,716 shares Designated as Series ""A"" Convertible Preferred - $.001 par Value, 1,000 Shares Authorized 0 Shares issued and outstanding as of December 30, 2012, December 31, 2011, respectively.
Designated as Series ""B"" Convertible Preferred -$.001 Par Value, 4,000,000 shares authorized, 0 shares issued and outstanding as of December 30, 2012, December 31, 2011, respectively; Liquidation Value, $ 0
Common Stock - $.001 Par, 20,000,000 Shares Authorized, 5,711,093; 3,579,114 and 3,579,114 Shares Issued and Outstanding as of June 30, 2012, December 31, 2011 and December 31, 2010, respectively	6,000	4,000
Additional Paid-In Capital	37,913,000	26,141,000
Accumulated Deficit	(18,931,000)	(21,479,000)
TOTAL STOCKHOLDERS' EQUITY	18,988,000	4,666,000
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 53,156,000	$ 36,981,000

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Allowance for Doubtful Accounts	$ 705,000	$ 950,000
Accumulated Amortization	$ 3,449,000	$ 2,990,000
Stockholders Equity
Preferred Stock par value	$ 0.001	$ 0.001
Preferred Stock Authorized	8,003,716	8,003,716
Preferred Stock Issued	0	0
Preferred Stock outstanding	0	0
Series A Convertible Preferred Stock par Value	$ 0.001	$ 0.001
Series A Convertible Preferred Stock Authorized	1,000	1,000
Series A Convertible Preferred Stock Issued	0	0
Series A Convertible Preferred Stock Outstanding	0	0
Series B Convertible Preferred Stock par Value	$ 0.001	$ 0.001
Series B Convertible Preferred Stock Authorized	4,000,000	4,000,000
Series B Convertible Preferred Stock Issued	0	0
Series B Convertible Preferred Stock Outstanding	0	0
Common Stock par value	$ 0.001	$ 0.001
Common Stock Authorized	20,000,000	20,000,000
Common Stock Issued	5,711,093	3,579,114
Common Stock Outstanding	5,711,093	3,579,114

Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements Of Income
Net Sales	$ 64,215,000	$ 53,745,000
Cost of Sales	49,357,000	42,817,000
Gross Profit	14,858,000	10,928,000
Operating Expenses	8,874,000	6,549,000
Income from operations	5,984,000	4,379,000
Interest and financing costs	(1,843,000)	(2,102,000)
Other (expense) income, net	(146,000)	27,000
Income before provision for income taxes	3,995,000	2,304,000
Provision for income taxes	1,447,000	57,000
Net income	$ 2,548,000	$ 2,247,000
Income per share - basic	$ 0.54	$ 0.63
Income per share - diluted	$ 0.54	$ 0.63
Weighted average shares outstanding - basic	4,680,581	3,579,114
Weighted average shares outstanding - diluted	4,759,246	3,579,254

Consolidated Statements of Stockholders' Equity (USD $)	Series A Preferred Stock	Series B Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Amount at Dec. 31, 2010			$ 4,000	$ 26,010,000	$ (23,726,000)	$ 2,288,000
Beginning Balance, Shares at Dec. 31, 2010			3,579,114
Stock compensation expense				131,000		131,000
Net income					2,247,000	2,247,000
Ending Balance, Amount at Dec. 31, 2011			4,000	26,141,000	(21,479,000)	4,666,000
Ending Balance, Shares at Dec. 31, 2011			3,579,114
Stock compensation expense				101,000		101,000
Issuance of Shares For Acquisition, Amount				300,000		300,000
Issuance of Shares For Acquisition, Shares			66,667
Issuance of Shares For Private Placement, Amount			1,000	6,527,000		6,528,000
Issuance of Shares For Private Placement, Shares			1,185,851
Issuance of Shares For conversion of Junior Subordinated Notes, Amount			1,000	5,203,000		5,204,000
Issuance of Shares For conversion of Junior Subordinated Notes, Shares			867,461
Issuance of Shares For Costs Associated with Private Placement, Amount
Issuance of Shares For Costs Associated with Private Placement, Shares			12,000
Dividends Paid				(359,000)		(359,000)
Net income					2,548,000	2,548,000
Ending Balance, Amount at Dec. 31, 2012			$ 6,000	$ 37,913,000	$ (18,931,000)	$ 18,988,000
Ending Balance, Shares at Dec. 31, 2012			5,711,093

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income	$ 2,548,000	$ 2,247,000
Depreciation of property and equipment	1,557,000	1,503,000
Amortization of intangible assets	693,000	168,000
Amortization of capitalized engineering costs	459,000	580,000
Bad debt expense	80,000	427,000
Non-cash compensation expense	101,000	131,000
Amortization of deferred financing costs	52,000	136,000
Gain on sale of real estate	(38,000)	(38,000)
Adjustments to Lease Impairment	53,000
Changes in Assets and Liabilities (Increase) Decrease in Operating Assets:
Accounts Receivable	(4,606,000)	(2,088,000)
Inventory	1,136,000	(1,078,000)
Prepaid Expenses and Other Current Assets	(216,000)	(123,000)
Deposits	(132,000)	57,000
Other Assets	51,000	(87,000)
Accounts payable and accrued expenses	(1,534,000)	1,567,000
Deferred Rent	82,000	174,000
Income Taxes payable	1,408,000	57,000
NET CASH PROVIDED BY OPERATING ACTIVITIES	1,694,000	3,633,000
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid for acquisition	(11,600,000)
Capitalized engineering costs	(292,000)	(510,000)
Purchase of property and equipment	(1,059,000)	(778,000)
Deposit for new property and equipment	(87,000)
NET CASH USED IN INVESTING ACTIVITIES	(13,038,000)	(1,288,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Private Placement	7,115,000
Payment of Issuance costs for Private Placement	(587,000)
Notes payable - Sellers	(601,000)	(377,000)
Capital lease obligations	(608,000)	(398,000)
Notes payable - Jr. Subordinated Debt	(115,000)	(130,000)
Notes payable - Revolver	4,787,000	(284,000)
Proceeds from notes payable Term Loan PNC	3,900,000
Payments of notes payable - Term Loan PNC	(2,153,000)	(1,000,000)
Cash paid for deferred financing costs	(21,000)	(20,000)
Payments related to Lease Impairment	(101,000)	(96,000)
Dividends Paid	(359,000)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	11,257,000	(2,305,000)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(87,000)	40,000
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	577,000	537,000
CASH AND CASH EQUIVALENTS AT END OF YEAR	490,000	577,000
Supplemental cash flow information:
Cash paid during the year for interest	1,577,000	1,895,000
Cash paid during the year for income taxes	64,000
Supplemental schedule of non-cash investing and financing activities:
Junior Subordinated Debt Converted to Common Stock	5,204,000
Property and equipment acquired under capital leases	797,000	827,000
Purchase of substantially all assets of Nassau Tool Works, Inc and assumption of liabilities in the acquisition as follows:
Fair Value of Tangible Assets acquired	7,941,000
Intangible assets, subject to amortization	4,975,000
Goodwill	162,000
Liabilities assumed	(660,000)
Due to Old Nassau Tool	(518,000)
Common Stock	(300,000)
Cash paid for acquisition	$ 11,600,000

FORMATION AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Note 1. FORMATION AND BASIS OF PRESENTATION

Organization

Air Industries Group, Inc. (the "Company" or “AIRI”), a Delaware corporation, was incorporated on January 13, 2006.

The accompanying consolidated financial statements presented are those of AIRI, and its wholly-owned subsidiaries; Air Industries Machining Corporation (“AIM”), Welding Metallurgy, Inc. ("Welding") and Nassau Tool Works, Inc. (“NTW”) which acquired certain assets and assumed certain liabilities on June 20, 2012.

 On October 2, 2012, the Company filed Form 10 with the Securities and Exchange Commission, (SEC).  This filing became effective sixty days after filing. The Company cleared all comments received from the SEC and received a no further comment letter in January 2013.  The Company is now required to resume all filings requirements of a public company.

ACQUISITION	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Note 2. ACQUISITION

Note 2. ACQUISITION

On March 15, 2012, the Company, through a newly created subsidiary, NTW, entered into a contract with an unrelated company formerly known as Nassau Tool Works, Inc. (“Old Nassau Tool”) and its shareholders (the “NTW Sellers”) to purchase substantially all of the assets of Old Nassau Tool, and to assume certain of its liabilities, for $12.0 million ($12,000,000), subject to positive or negative adjustments based on net working capital at closing.  The acquisition (the “NTW Acquisition”) was completed on June 20, 2012, and the assets, liabilities and the business of Old Nassau Tool is now operated through our  subsidiary, NTW. The two former shareholders of Old Nassau Tool have joined the management team of the Company pursuant to Employment Agreements.

The NTW Acquisition was financed by a combination of debt and equity. The Company increased its borrowings from its existing revolving loan and term facilities which have been expanded (see Note 9), and raised equity from a Private Placement during June 2012 (see Note 11).

Old Nassau Tool, founded in 1959, was a manufacturer of aerospace components, principally landing gear for F-16 and F-18 fighter aircraft. In recent years approximately 80% of its net sales were direct to the United States Government, specifically the United States Navy and Air Force.   AIRI believes that some of its products are ultimately shipped abroad to support foreign military sales by the United States Government. NTW supplies both individual components for repair and complete landing gear for refurbishment. The balance of NTW’s net sales involve machining, turning, deep-hole drilling, and trepanning projects for other aerospace manufacturers.

The NTW Acquisition results in a larger enterprise, with greater diversification of customers and aircraft platforms. The combined company has enhanced technical capabilities which the Company believes will lead to increased sales of landing gear product to its existing and prospective customers.

The NTW Acquisition was accounted for under ASC 805, “Business Combinations.”  The total purchase price was allocated to assets acquired and liabilities assumed based on a study of their relative fair values.  The final valuation has been completed.  The purchase price allocation is set forth below.

AIR INDUSTRIES GROUP, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Fair Value of Tangible Assets acquired	$7,941,000
Intangible assets, subject to amortization	4,975,000
Goodwill	162,000
Liabilities assumed	(660,000)
Total	$12,418,000

The cost of the acquisition totaled $12,418,000.  The purchase price of the acquisition is as follows:

1.	At closing, the Old Nassau Tool was paid $11,400,000.
2.	The issuance of 66,667 shares of common stock valued at $300,000.

3.	$200,000 paid in July after the release of a lien on certain property and equipment purchased.
4.	$518,000 to be paid as a working capital adjustment. See below.

Post closing of the NTW Acquisition it was determined that an increase in the working capital adjustment in the amount of $518,000 was necessary and is reflected in the purchase price allocation above.  In addition, in July 2012, the Company paid $107,000 of liabilities of Old Nassau Tool not assumed under the acquisition agreement.  Such amount will either be repaid or offset against amounts owed to Old Nassau Tool or the NTW Sellers.  For financial statement purposes, such amount has been offset against the working capital adjustment.  At December 31, 2012, the amount due and payable to Old Nassau Tool totaled $411,000 and is included on the condensed consolidated balance sheet in accounts payable and accrued expenses.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Note 3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Note 3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principal Business Activity

The Company through its AIM subsidiary is primarily engaged in manufacturing aircraft structural parts, and assemblies for prime defense contractors in the aerospace industry in the United States. The Company's customers consist mainly of publicly- traded companies in the aerospace industry. Welding is a specialty welding and products provider whose significant customers include the world's largest aircraft manufacturers, subcontractors, and original equipment manufacturers. NTW is a manufacturer of aerospace components, principally landing gear for F-16 and F-18 fighter aircraft.

Principles of Consolidation

The accompanying consolidated financial statements include accounts of the Company and its wholly-owned subsidiaries. Significant intercompany accounts and transactions have been eliminated in consolidation.

Cash and Cash Equivalents

Cash and cash equivalents include all highly liquid instruments with an original maturity of three months or less.

Accounts Receivable

Accounts receivable are reported at their outstanding unpaid principal balances net of allowances for uncollectible accounts. The Company provides for allowances for uncollectible receivables based on management's estimate of uncollectible amounts considering age, collection history, and any other factors considered appropriate. The Company writes off accounts receivable against the allowance for doubtful accounts when a balance is determined to be uncollectible.

Inventory Valuation

The Company values inventory at the lower of cost on a first-in-first-out basis or market.

AIM generally purchases inventory only when it has non-cancellable orders from its customers for finished goods. Welding generally produces pursuant to customer orders and maintains relatively low inventory levels. AIM occasionally produces finished goods in excess of purchase order quantities in anticipation of future demand; historically this excess has been used in fulfilling future purchase orders. The Company periodically evaluates inventory items that are not secured by purchase orders and establishes reserves for obsolescence accordingly. The Company also reserves for excess quantities, slow-moving goods, and for other impairment of value.

The Company presents inventory net of progress billings in accordance with the specified contractual arrangements with the United States Government, which results in the transfer of title of the related inventory from the Company to the United States Government, when such progress payments are received.

Capitalized Engineering Cost

The Company has contractual agreements with customers to produce parts, which the customers design. Though the Company has not designed and thus has no proprietary ownership of the parts, the manufacturing of these parts requires pre-production engineering and programming of the Company’s machines.  The pre-production costs associated with a particular contract are capitalized and then amortized beginning with the first shipment of product pursuant to such contract. These costs are amortized on a straight line basis over the estimated length of the contract, or if shorter, three years.

If the Company is reimbursed for all or a portion of the pre-production expenses associated with a particular contract, only the unreimbursed portion would be capitalized. The Company may also progress bill customers for certain engineering costs being incurred. Such billings are recorded as progress billings (a reduction of the associated inventory) until the appropriate revenue recognition criteria have been met. The Terms and Conditions contained in customer purchase orders may provide for liquidated damages in the event that a stop-work order is issued prior to the final delivery of the product.

Property and Equipment

Property and equipment are carried at cost net of accumulated depreciation and amortization. Repair and maintenance charges are expensed as incurred. Property, equipment, and improvements are depreciated using the straight-line method over the estimated useful lives of the assets or the particular improvements.  Expenditures for repairs and improvements in excess of $1,000 that add to the productive capacity or extend the useful life of an asset are capitalized. Upon disposition, the cost and related accumulated depreciation are removed from the accounts and any related gain or loss is reflected in earnings.

Long-Lived and Intangible Assets

Identifiable intangible assets are amortized using the straight-line method over the period of expected benefit.

Long-lived assets and intangible assets subject to amortization to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the related carrying amount may be impaired. The Company records an impairment loss if the undiscounted future cash flows are found to be less than the carrying amount of the asset. If an impairment loss has occurred, a charge is recorded to reduce the carrying amount of the asset to fair value. There has been no impairment as of December 31, 2012 and 2011.

Deferred Financing Costs

Costs incurred with obtaining and executing debt arrangements are capitalized and amortized using  the effective interest method over the term of the related debt.

Revenue Recognition

The Company recognizes revenue in accordance with Staff Accounting Bulletin No. 104, "Revenue Recognition." The Company recognizes revenue when products are shipped and the customer takes ownership and assumes risk of loss, collection of the relevant receivable is probable, persuasive evidence of an arrangement exists, and the sales price is fixed or determinable.

 The Company recognizes certain revenues under a bill and hold arrangement with one of its large customers.  To determine whether revenue can be recognized under any bill and hold arrangement, the Company makes an evaluation as to whether the bill and hold arrangement qualifies for revenue recognition as follows:

·	The customer requests that the transaction be on a bill and hold basis. A customer must initiate the request for any bill and hold arrangement. Upon request for a bill and hold, the Company requires a signed letter from the customer upon which the customer specifically requests the bill and hold arrangement. Upon receipt of the letter, the Company begins its evaluation process to determine whether a bill and hold arrangement can be granted.

·	The customer has made a fixed commitment to purchase the goods to be on hold in written documentation. All customers’ orders are through firm written purchase orders.

·	The goods are segregated from other inventory and are not available to fill any other customers’ orders. The Company’s goods are made to customers’ or their customer’s specifications and could not be sold to others.

·	The risk of ownership has passed to the customer. The product is complete and ready for shipment. The earnings process is complete. An internal evaluation is made as to whether the product is complete and ready for shipment. This involves a review of the purchase order and a completed inspection process by the Company’s quality control department.

·	The date is determined by which the Company expects payment and the Company has not modified its normal billing and credit terms for this buyer. Payment is expected as if the goods had been shipped.

·	The customer has the expected risk of loss in the event of a decline in the market value of goods. All goods are made to firm purchase orders with fixed prices. Any decline in value would not affect the pricing of the goods. The Company has not at any point, agreed to a price reduction on a bill and hold arrangement.

Payments received in advance from customers for products delivered are recorded as customer advance payments until earned, at which time revenue is recognized. The Terms and Conditions contained in our customer purchase orders often provide for liquidated damages in the event that a stop work order is issued prior to the final delivery. The Company utilizes a Returned Merchandise Authorization or RMA process for determining whether to accept returned products. Customer requests to return products are reviewed by the contracts department and if the request is approved, a credit is issued upon receipt of the product. Net sales represent gross sales less returns and allowances.

Use of Estimates

In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts in the financial statements and accompanying notes. The more significant management estimates are the useful lives of property and equipment, provisions for inventory obsolescence, accrued expenses and various contingencies. Actual results could differ from those estimates. Changes in facts and circumstances may result in revised estimates, which are recorded in the period in which they become known.

Credit and Concentration Risks

There were three customers that represented 65.3% and 75.5% of total sales for the years ended December 31, 2012 and 2011, respectively. This is set forth in the table below.

Customer	Percentage of Sales
	2012	2011

1	27.6	44.4
2	26.3	19.2
3	11.4	11.9

There were three customers that represented 54.6% of gross accounts receivable at December 31, 2012 and five customers that represented 82.2% of gross accounts receivable at December 31, 2011.  This is set forth in the table below.

Customer	Percentage of Receivables
	December	December
	2012	2011

1	25.3	26.2
2	18.6	12.9
3	10.7	18.3
4	*	13.3
5	*	11.5

* Customer was less than 10% of receivables at December 31, 2012

During the year, the Company had occasionally maintained balances in its bank accounts that were in excess of the FDIC limit.  The Company has not experienced any losses on these accounts.

AIM has several key sole-source suppliers of various parts that are important for one or more of our products. These suppliers are our only source for such parts and, therefore, in the event any of them were to go out of business or be unable to provide us parts for any reason, our business could be severely harmed.

Income Taxes

The Company accounts for income taxes in accordance with accounting guidance now codified as FASB ASC 740, "Income Taxes," which requires that the Company recognize deferred tax liabilities and assets based on the differences between the financial statement carrying amounts and the tax bases of assets and liabilities, using enacted tax rates in effect in the years the differences are expected to reverse. Deferred income tax benefit (expense) results from the change in net deferred tax assets or deferred tax liabilities. A valuation allowance is recorded when it is more likely than not that some or all deferred tax assets will not be realized.

The Company has adopted the provisions of FASB ASC 740-10-05 "Accounting for Uncertainty in Income Taxes." The ASC clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements.  The ASC prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return.  The ASC provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.

Earnings per share

Basic earnings per share is computed by dividing the net income applicable to common stockholders by the weighted-average number of shares of common stock outstanding for the period. Potentially dilutive shares, using the treasury stock method, are included in the diluted per-share calculations for all periods when the effect of their inclusion is dilutive.

The following is a reconciliation of the denominators of basic and diluted earnings per share computations:

	2012	2011

Weighted average shares outstanding used to compute basic earning per share	4,680,581	3,579,114
Effect of dilutive stock options and warrants	78,665	140
Weighted average shares outstanding and dilutive securities used to compute dilutive earnings per share	4,759,246	3,579,254

The following securities have been excluded from the calculation as their effect would be anti-dilutive:

	December 31,
	2012	2011

Stock Options	11,948	291,316
Warrants	118,835	19,865
	130,783	311,181

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with FASB ASC 718, "Compensation – Stock Compensation." Under the fair value recognition provision of the ASC, stock-based compensation cost is estimated at the grant date based on the fair value of the award. The Company estimates the fair value of stock options and warrants granted using the Black-Scholes-Merton option pricing model.

Goodwill

Goodwill represents the excess of the acquisition cost of businesses over the fair value of the identifiable net assets acquired. The goodwill amount of $453,000 relates to the acquisition of Welding  ($291,000) and the NTW Acquisition ($162,000). Goodwill is not amortized, but is tested at least annually for impairment, or if circumstances change that will more likely than not reduce the fair value of the reporting unit below its carrying amount.

In September 2011, the FASB issued ASU 2011-08 (ASU 2011-08), “Intangibles Goodwill and Other (Topic 350): Testing Goodwill for Impairment” ASU 2011-08 updated the guidance on the periodic testing of goodwill for impairment. The updated guidance gives companies the option to perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The amendment is intended to reduce the cost and complexity of the annual goodwill impairment test by providing entities an option to perform a qualitative assessment to determine whether further impairment testing is necessary. The update ASU 2011-08 is effective for fiscal years beginning after December 15, 2011 for public entities, with early adoption permitted.   The Company adopted ASU 2011-08 effective October 1, 2011.  The adoption did not have a material effect on the Company’s financial position, results of operation or cash flows.

The Company performs impairment testing for goodwill annually, or more frequently when indicators of impairment exist.  As discussed above, the Company adopted ASU 2011-08 and performed a qualitative assessment in the fourth quarter of 2012 to determine whether it was more likely than not that the fair value of Welding and NTW was less than its carrying amount.

The Company has determined that there has been no impairment of goodwill at December 31, 2012 and 2011.

Freight Out

Freight out is included in operating expenses and amounted to $82,000 and $90,000 for the years ended December 31, 2012 and 2011, respectively.

Recently Issued Accounting Pronouncements

 The Company adopted ASU 2011-04 (ASU 2011-04), “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (ASU 2011-04).”  ASU 2011-04 clarifies application of fair value measurement and disclosure requirements and was effective for annual periods beginning after December 15, 2011. The adoption of ASU 2011-04 did not have a material effect on the Company’s financial position, results of operations or cash flows.

  In February 2013, the FASB issued guidance requiring disclosure of amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present either on the face of the statement of operations or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required to be reclassified to net income in its entirety in the same reporting period. For amounts not reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional detail about those amounts. This guidance is effective prospectively for the Company for annual and interim periods beginning January 1, 2013. The Company will comply with the disclosure requirements of this guidance for the quarter ending March 31, 2013.

 The Company does not believe that any other recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the accompanying financial statements.

Reclassifications

 Certain account balances in 2011 have been reclassified to conform with the current period presentation.

Subsequent Events

Management has evaluated subsequent events through the date of this filing.

ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Note 4. ACCOUNTS RECEIVABLE

The components of accounts receivable at December 31, are detailed as follows:

	December 31,	December 31,
	2012	2011

Accounts Receivable Gross	$12,336,000	$6,992,000
Allowance for Doubtful Accounts	(705,000)	(950,000)
Accounts Receivable Net	$11,631,000	$6,042,000

The allowance for doubtful accounts for the years ended December 31, 2012 and 2011 is as follows:

	Balance at	Charged to Costs	Deductions From	Balance at End of
	Beginning of Year	and Expenses	Reserves	Year
Year ended December 31, 2012
Allowance for Doubtful Accounts	$950,000	$262,000	$507,000	$705,000
Year ended December 31, 2011
Allowance for Doubtful Accounts	$523,000	$427,000	$-	$950,000

INVENTORY	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Note 5. INVENTORY

The components of inventory at December 31, consisted of the following:

	December 31,	December 31,
	2012	2011

Raw Materials	$6,105,000	$5,209,000
Work In Progress	16,730,000	12,094,000
Finished Goods	6,653,000	7,021,000
Progress Payments Received	(525,000)	-
Inventory Reserve	(2,224,000)	(1,803,000)
Total Inventory	$26,739,000	$22,521,000

The Company periodically evaluates inventory and establishes reserves for obsolescence, excess quantities, slow-moving goods, and for other impairment of value. The Company presents inventory net of progress billings in accordance with the specified contractual arrangements with the United States Government, which results in the transfer of title of the related inventory from the Company to the United States Government, when such progress payments are received.

PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Note 6. PROPERTY AND EQUIPMENT

The components of property and equipment at December 31, consisted of the following:

	December 31,	December 31,
	2012	2011

Machinery and Equipment	$5,801,000	$3,700,000	5 - 8 years
Capital Lease Machinery and Equipment	4,503,000	3,877,000	5 - 8 years
Tools and Instruments	3,968,000	3,417,000	1.5 - 7 years
Automotive Equipment	55,000	55,000	5 years
Furniture and Fixtures	232,000	219,000	5 - 8 years
Leasehold Improvements	612,000	595,000	Term of Lease
Computers and Software	318,000	158,000	4-6 years
Total Property and Equipment	15,489,000	12,021,000
Less: Accumulated Depreciation	(9,606,000)	(8,050,000)
Property and Equipment, net	$5,883,000	$3,971,000

Depreciation expense for the years ended December 31, 2012 and 2011 was approximately $1,557,000 and $1,503,000, respectively.

INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Note 7. INTANGIBLE ASSETS

The components of the intangibles assets at December 31, consisted of the following:

	December 31,	December 31,
	2012	2011

Customer Relationships	$5,815,000	$890,000	5 to 14 years
Trade Names	770,000	770,000	20 years
Technical Know-how	660,000	660,000	10 years
Non-Compete	50,000	-	5 years
Professional Certifications	15,000	15,000	.25 to 2 years
Total Intangible Assets	7,310,000	2,335,000
Less: Accumulated Amortization	(1,421,000)	(728,000)
Intangible Assets, net	$5,889,000	$1,607,000

The expense for the amortization of the intangibles for the years ended December 31, 2012 and 2011 was approximately $693,000 and $168,000, respectively.

Future amortization of intangibles is as follows:

For the year ending	Amount
December 31, 2013	$1,163,000
December 31, 2014	1,163,000
December 31, 2015	1,163,000
December 31, 2016	1,163,000
December 31, 2017	616,000
Thereafter	621,000
Total	$5,889,000

SALE AND LEASEBACK TRANSACTION	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Note 8. SALE AND LEASEBACK TRANSACTION

On October 24, 2006, the Company consummated a Sale - Leaseback Arrangement, whereby the Company sold the buildings and real property comprising its corporate headquarters in Bay Shore, New York (the "Property") for a purchase price of $6,200,000.  The Company accounted for the transaction under the provisions of FASB ASC 840-40, “Leases – Sale-Leaseback Transactions.”  The Company realized a gain on the sale of $1,051,000 of which $300,000 was recognized during the year ended December 31, 2006. The remaining $751,000 is being recognized ratably over the remaining term of the twenty year lease at approximately $38,000 per year.  The gain is included in Other Income in the accompanying Consolidated Statement of Operations. The unrecognized portion of the gain in the amount of $523,000 and $561,000 as of December 31, 2012 and 2011, respectively, is classified as Deferred Gain on Sale in the accompanying Consolidated Balance Sheet.

Simultaneous with the closing of the sale of the Property, the Company entered into a 20-year triple-net lease (the "Lease") with the Purchaser for the property. Base annual rent is approximately $540,000 for the first five years, $560,000 for the sixth year, and thereafter increases 3% per year. The Lease grants AIM an option to renew the Lease for an additional period of five years. The Company has on deposit with the Purchaser $127,500 as security for the performance of its obligations under the Lease. In addition, the Company deposited $393,000 with the landlord as security for the completion of certain repairs and upgrades to the Property. This amount is included in the caption Deferred Finance costs, net, Deposit and Other Assets on the accompanying Consolidated Balance Sheet. Pursuant to the terms of the Lease, the Company is required to pay all of the costs associated with the operation of the facilities, including, without limitation, insurance, taxes and maintenance. The lease also contains customary representations, warranties, obligations, conditions and indemnification provisions and grants the Purchaser customary remedies upon a breach of the lease by the Company, including the right to terminate the Lease and hold the Company liable for any deficiency in future rent.  See Note 13 Commitments and Contingencies.

NOTES PAYABLE AND CAPITAL LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Note 9. NOTES PAYABLE AND CAPITAL LEASE OBLIGATIONS

Note 9. NOTES PAYABLE AND CAPITAL LEASE OBLIGATIONS

Notes payable and capital lease obligations consist of the following:

	December 31,	December 31,
	2012	2011

Revolving credit notes payable to PNC Bank N.A. ("PNC") and
secured by substantially all assets	$15,667,000	$10,880,000
Term loan, PNC	3,748,000	2,000,000
Capital lease obligations	2,060,000	1,871,000
Notes payable to sellers of acquired business	1,376,000	1,976,000
Junior subordinated notes	1,000,000	6,320,000
Subtotal	23,851,000	23,047,000
Less: Current portion of notes and capital obligations	(19,211,000)	(14,055,000)
Notes payable and capital lease obligations, net of current portion	$4,640,000	$8,992,000

 PNC Bank N.A. ("PNC")

The Company has a credit facility with PNC (the "Loan Facility"), secured by substantially all of its assets.  Simultaneously with the NTW Acquisition, the Company entered into an amendment to the Loan Facility and paid an amendment fee of $50,000.  The Loan Facility now provides for maximum borrowings of $23,400,000 (increased from $19,000,000) consisting of the following:

(i)	a $18,000,000 revolving loan (includes inventory sub-limit of $12,250,000) and
(ii)	a $5,400,000 term loan.

   NTW is now one of the borrowers/obligors under the Loan Agreement.

The Company borrowed an additional $2,840,000 under the revolving loan as part of the NTW Acquisition. The revolving loan bears interest at (a) the sum of PNC's base commercial lending rate as published from time to time ("PNC Rate") plus 2.00% or (b) the greater of the sum of the Eurodollar rate plus 3.5.  The revolving loan had an interest rate of 5.50% per annum at both December 31, 2012 and 2011, and an outstanding balance of $15,667,000 and $10,880,000, respectively. The maturity date of the revolving loan was extended from November 15, 2013 to November 30, 2016.

Each day, the Company's cash collections are swept directly by the bank to reduce the revolving loans and we then borrow according to a borrowing base. As such, the Company generally has no cash on hand. Because the revolving loans contain a subjective acceleration clause which could permit PNC to require repayment prior to maturity, the loans are classified with the current portion of notes and capital lease obligations.

The Company borrowed an additional $3,900,000 under the term loan as part of the NTW Acquisition.  The maturity date of the term loan was extended from December 2013 to June 2015 and bears interest, at the option of the Company equal to (a) the greater of (i) the sum of the PNC Rate plus 6.5% and (ii) 11.5%, with respect to Domestic Rate Loans or (b) the greater of (i) the sum of the Eurodollar Rate plus 8.5% and (ii) 10.5%, with respect to Eurodollar Rate Loans.  Repayment under the term loan shall consist of 36 consecutive monthly principal installments, the first 35 of which will be in the amount of $150,000 commencing on the first business day of July 2012, with the 36th and final payment of any unpaid balance of principal and interest payable on the first business day of June 2015.  Additionally, there is a mandatory prepayment equal to 50% of Excess Cash Flow (as defined) for each fiscal quarter commencing with the fiscal quarter ended September 30, 2012, payable upon the delivery of the financial statements to PNC for such fiscal period, but no later than 45 days after the end of the fiscal period.   On November 16, 2012 the Company paid approximately $752,000 for the Excess cash Flow. As of December 31, 2012, the amount due for the Excess Cash Flow was calculated as $343,000. At December 31, 2012 and 2011, the balance due under the term loan was $3,748,000 and $2,000,000, respectively.

To the extent that the Company disposes of collateral used to secure the Loan Facility, other than inventory, the Company must promptly repay the draws on the credit facility in the amount equal to the net proceeds of such sale.

The terms of the Loan Facility require that, among other things, the Company maintain certain financial ratios and levels of working capital. As of both December 31, 2012 and 2011, the Company was in compliance with all terms of its credit facility with PNC.

The Loan Facility also is secured by all assets of the Company and the Company's receivables are payable directly into a lockbox controlled by PNC (subject to the terms of the Loan Facility). PNC may use some elements of subjective business judgment in determining whether a material adverse change has occurred in the Company's condition, results of operations, assets, business, properties or prospects allowing it to demand repayment of the Loan Facility.

As of December 31, 2012 the future minimum principal payments for the term loan are as follows

For the year ending	Amount
December 31, 2013	$2,143,000
December 31, 2014	1,605,000
PNC Term Loan Payable	3,748,000
Less: Current portion	(2,143,000)
Long-term portion	$1,605,000

Interest expense related to these credit facilities amounted to approximately $1,006,000 and $918,000 for the years ended December 31, 2012 and 2011, respectively.

On July16, 2012, the Company entered into the 18th amendment to its Credit Facility with PNC.  This amendment allowed for the repayment of $115,000 of our Junior Subordinated Notes (see discussion below).

Capital Leases Payable – Equipment

The Company is committed under several capital leases for manufacturing and computer equipment. All leases have bargain purchase options exercisable at the termination of each lease. Capital lease obligations totaled $2,060,000 and $1,871,000 as of December 31, 2012 and 2011, respectively, with various interest rates ranging from 7.0% to 9.5%.

As of December 31, 2012, the aggregate future minimum lease payments, including imputed interest, with remaining terms of greater than one year are as follows:

For the year ending	Amount
December 31, 2013	$900,000
December 31, 2014	613,000
December 31, 2015	397,000
December 30, 2016	293,000
December 31, 2017	142,000
Total future minimum lease payments	2,345,000
Less: imputed interest	(285,000)
Less: current portion	(757,000)
Total Long Term Portion	$1,303,000

Notes Payable - Sellers

As of December 31, 2012 and 2011, the balance owed to the sellers of Welding is:

	December 31,	December 31,
	2012	2011

Former Welding Stockholders	$1,376,000	$1,976,000
Less: Current Portion	(644,000)	(601,000)
Total long-term portion	$732,000	$1,375,000

In connection with the acquisition of Welding on August 24, 2007, the Company incurred a note payable (“Note”) to the former stockholders of Welding.   Our obligation under the Note is subordinate to our indebtedness to PNC.

     The Note and payment terms were adjusted and/or amended several times.  On October 1, 2010, the Company entered into a letter agreement with the former stockholders of Welding.  It was agreed that all interest that had been accrued and not yet paid under prior arrangements would be capitalized into the principal balance of the note, making the new balance of the note $2,397,967.  Payments on the note began on October 1, 2010.  It was further agreed that payments would be made according to the following schedule: equal monthly installments of $40,000 on the first business day of each month until December 31, 2011, followed by equal monthly installments of $60,000 on the first business day of each month commencing on January 1, 2012 and continuing until the entire principal amount of the obligation is paid in full, which is estimated to be in January 2015.  Interest shall accrue at the rate of 7% per annum, and each payment will first apply to interest and then to principal.  At December 31, 2012 and 2011, the balance owed under the note was $1,376,000 and $1,976,000, respectively.

As of December 31, 2012, the future minimum payments for the note payable to the former stockholders of Welding are as follows:

For the year ending	Amount
December 31, 2013	$644,000
December 31, 2014	691,000
December 31, 2015	41,000
Former WMI Stockholders Notes Payable	1,376,000
Less: Current portion	(644,000)
Long-term portion	$732,000

Interest expense related to notes payable to the former stockholder was $119,000 and $149,000 for the year ended December 31, 2012 and 2011, respectively.

Junior Subordinated Notes

In 2008, the Company sold in a series of private placements to accredited investors $5,545,000 of principal in junior subordinated notes, together with 983,324 shares of its common stock  and 207,600 shares of Series B Convertible Preferred Stock (“Series B Preferred”), for a total purchase price of $5,545,000. The notes bear interest at the rate of 1% per month (or 12% per annum).

In the first quarter ended March 31, 2009, the Company sold in a private placement to accredited investors, an additional $445,000 of principal in notes together with 35,600 shares of our Series B Preferred for a total purchase price of $445,000.

In connection with the offering of the Company's junior subordinated notes and Series B Preferred which commenced in September 2008, the Company issued to Taglich Brothers, Inc. ("Taglich"), as placement agent, a junior subordinated note in the principal amount of $510,000 and 39,640 shares of Series B Preferred. The terms of the note issued to Taglich are identical to the notes.  In addition, the Company issued a warrant to purchase 137,138 shares of its Series B Preferred to Taglich.   In connection with the amounts raised in 2009, the Company issued Taglich 3,560 shares of Preferred Series B and issued to Taglich a note on the same terms as the Junior Subordinated Notes referred to above for commission of $44,500.

In conjunction with the Private Placement of our common stock to raise money for the NTW Acquisition, we solicited the holders of our Junior Subordinated Notes to convert their notes to Common Stock at a price of $6.00 per share.  On June 29, 2012, we issued 867,461 shares of our common stock in exchange for approximately $5,204,000 of our Junior Subordinated Notes. On July 26, 2012, we repaid $115,000 of our Junior Subordinated Notes along with the accrued interest thereon of approximately $1,000.

The due dates of the remaining notes were extended from November 18, 2013 to mature on November 30, 2016 and are subordinated to the Company's obligations to PNC.

The balance owed at December 31, 2012 and 2011 amounted to $1,000,000 and $6,320,000, respectively.

  Interest expense amounted to $439,000 and $777,000 for the years ended December 31, 2012 and 2011, respectively.

ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Note 10. ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Note 10. ACCOUNTS PAYABLE AND ACCRUED EXPENSES

The components of accounts payable at December 31, are detailed as follows:

	December 31,	December 31,
	2012	2011

Accounts Payable	$5,713,000	$6,553,000
Accrued Expenses	697,000	497,000
Due to Old Nassau Tool	411,000	-
Accrued Interest	138,000	169,000
Accrued Payroll	99,000	178,000
401K payable	19,000	35,000
	$7,077,000	$7,432,000

STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Note 11. STOCKHOLDERS' EQUITY

Common Stock Issuances

During June and July of 2012, the Company issued 1,185,851 shares of its Common Stock in a Private Placement to Accredited Investors.  The Company received $6,528,000 net of commissions and expenses.

Our agent, Taglich, received commissions in the amount of approximately $569,000, along with 12,000 shares of common stock, and Warrants to purchase approximately 119,000 shares of Common Stock at $6.30.  The Company also paid approximately $18,000 of legal fees on behalf of Taglich.

The proceeds from the sale of the Common Stock were used to finance the NTW Acquisition.

There were no shares issued during 2011.

Dividends

On October 17, 2012, the Board of Directors approved and the Company announced a quarterly dividend of $0.0625 per common share to be paid on November 15, 2012 to all shareholders of record as of the close of business on October 31, 2012. The approximate amount of the dividend paid was $359,000.

On March 11, 2013, the Board of Directors approved and the Company announced a quarterly dividend of $0.0625 per common share to be paid on April 1, 2013 to all shareholders of record as of the close of business on March 15, 2013.  The approximate amount of the dividend is $359,000

Derivative Liability

In connection with the issuances of equity instruments or debt, the Company may issue options or warrants to purchase common stock. In certain circumstances, these options or warrants may be classified as liabilities, rather than as equity. In addition, the equity instrument or debt may contain embedded derivative instruments, such as conversion options or listing requirements, which in certain circumstances may be required to be bifurcated from the associated host instrument and accounted for separately as a derivative liability instrument. The Company accounts for derivative liability instruments under the provisions of FASB ASC 815, “Derivatives and Hedging.”

 As discussed above, the Company issued warrants to Taglich.  Such warrants contain “cashless exercise” provisions.  As a result, the value of the warrants has to be recognized as a liability.  In addition, the Company would be required to revalue the derivative liability at the end of each reporting period with the change in value reported on the statement of operations.  The Company did not account for the derivative liability in its financial statements as it was determined to not be material.

EMPLOYEE BENEFITS PLANS	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Note 12. EMPLOYEE BENEFITS PLANS

Note 12. EMPLOYEE BENEFITS PLANS

The Company employs both union and non-union employees and maintains several benefit plans.

Union

Substantially all of the workforce at AIM is subject to a union contract with the United Service Workers Union TUJAT Local 355, EIN 11-1772919 (the "Union").  The contract expires on December 31, 2015. Medical benefits for union employees are provided through a policy with Insperity, the costs of which are substantially borne by the Company. In addition, the Company is obligated to make contributions for union dues and a security fund (defined contribution plan) for the benefit of each union employee. Contributions to the security fund amounted to $267,000 and $282,000 for the years ended December 31, 2012 and 2011, respectively.

The Company adopted ASU No. 2011-09, "Compensation - Retirement Benefits-Multiemployer Plans (Subtopic 715-80): Disclosures about an Employer's Participation in a Multiemployer Plan" ("ASU 2011-09"). ASU 2011-09 requires additional disclosures about an employer's participation in a multiemployer pension plan.  Previously, disclosures were limited primarily to the historical contributions made to the plans. ASU 2011-09 applies to nongovernmental entities that participate in multiemployer plans.  For public entities, ASU 2011-09 was effective for annual periods for fiscal years ending after December 15, 2011.  ASU 2011-09 is applied retrospectively for all prior periods presented.  The Union’s retirement plan is a defined contribution plan.  As such, the Company is not responsible for the obligations of other companies in the Union’s retirement plan and no further disclosures are required. The adoption of ASU 2011-09 did not have a material impact on the Company's consolidated financial statements.

Others

All Company employees including those in the Union are covered under a co-employment agreement with Insperity.

The Company has two defined contribution plans under Section 401(k) of the Internal Revenue Code (the "Plans"). Pursuant to the Plans, qualified employees may contribute a percentage of their pretax eligible compensation to the Plan. The Company does not match any contributions that employees may make to either Plan.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Note 13. COMMITMENTS AND CONTINGENCIES

Real Estate Leases

The Company leases its facilities under various operating lease agreements, which contain renewal options and escalation provisions. Rent expense was $1,570,000 and $1,376,000 for the years ended December 31, 2012 and 2011, respectively. The Company is responsible for paying all operating costs under the terms of the leases. As of December 31, 2012, the aggregate future minimum lease payments are as follows:

	Plant Avenue	Fifth Avenue	Lamar Street
For the year ending	Annual Rent	Annual Rent	Annual Rent	Total Rents
December 31, 2013	$596,000	$644,000	$360,000	$1,600,000
December 31, 2014	614,000	664,000	360,000	$1,638,000
December 31, 2015	633,000	684,000	360,000	$1,677,000
December 31, 2016	-	704,000	360,000	$1,064,000
December 31, 2017	-	725,000	360,000	$1,085,000
Thereafter	-	7,348,000	300,000	$7,648,000
Total Rents	$1,843,000	$10,769,000	$2,100,000	$14,712,000

The leases provide for scheduled increases in base rent. Rent expense is charged to operations using the straight-line method over the term of the lease which results in rent expense being charged to operations at inception of the lease in excess of required lease payments. This excess is shown as deferred rent in the accompanying balance sheet.

One of the Company’s former subsidiaries was located in the Plant Avenue facility and following discontinuing operations, a portion of the facility was vacant. The Company recorded a charge for $579,000 at December 31, 2009 representing the estimated discounted future cost of part of the Plant Avenue facility.

As of December 31, 2012, the estimated discounted future cost will be charged to expense as follows:

For the year ending	Amount
December 31, 2013	$85,000
December 31, 2014	71,000
December 31, 2015	56,000
Total future minimum lease payments	212,000
Less: current portion	(85,000)
Total Long-Term Portion	$127,000

On July 1, 2010, the Company entered into a sub-lease with a third party to rent a portion of the vacant space at the Plant Avenue facility.  Under the terms of the sub-lease, the sub-tenant would occupy approximately 17,787 square feet for the months of July 2010 through October 2010.  Beginning in November 2010, the sub-tenant would occupy approximately 27,787 square feet.  The space is being sub-leased for $3.00 per square foot, with a discount in the first month of 50%.  The sub-lease is a month-to-month lease and can be terminated by either party with 90 days written notice.

Litigation

Sigma Metals, Inc. (“Sigma”):  Several former vendors to Sigma, a former subsidiary of the Company, had commenced legal action against Sigma seeking to recover amounts owed to them. All of these have been settled except for one that is still deciding whether to commence litigation seeking the recovery of approximately $71,000.  Settlement discussions have commenced with this vendor but there is not yet a definitive resolution.

INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Note 14. INCOME TAXES

The provision for income taxes as at December 31, are set forth below:

	2012	2011

Current
Federal	$1,093,000	$-
Federal AMT	-	57,000
State	354,000	-
Total Expense	1,447,000	57,000

Deferred
Federal	-	-
State	-	-
Total Deferred Taxes	-	-
Net Expense for Income Taxes	$1,447,000	$57,000

The following is a reconciliation of our income tax rate computed using the Federal statutory rate to our actual income tax rate as of December 31,

	2012	2011

Federal Tax Rate	34%	34%
Effect of State taxes	8%	6%
Net Operating Loss Carry Forward	-9%	-40%
Federal AMT	-	2%
Others	3%	-
Total	36%	2%

The components of net deferred tax assets as of December 31, are set forth below:

	December 31,	December 31,
	2012	2011

Deferred tax assets:
Net operating loss carry forwards	$-	$289,000
Capital loss carry forwards	1,088,000	1,088,000
Bad debts	282,000	380,000
Stock based compensation - options and restricted stock	506,000	466,000
Capitalized engineering costs	447,000	356,000
Account payable, accrued expenses and reserves	9,000	9,000
Deferred rent	423,000	390,000
Amortization - NTW Transaction	138,000	-
Inventory - 263A adjustment	569,000	-
Lease Impairment	85,000	-
Deferred gain on sale of real estate	209,000	224,000
Section 1231 loss carryover	86,000	86,000
Total deferred tax assets before valuation allowance	3,842,000	3,288,000
Valuation allowance	(2,269,000)	(1,217,000)
Total deferred tax assets after valuation allowance	1,573,000	2,071,000

Deferred tax liabilities:
Property and equipment	(997,000)	(801,000)
Amortization - Welding Transaction	(576,000)	(643,000)
Inventory - 263A adjustment	-	(627,000)
Total Deferred Tax Liability	(1,573,000)	(2,071,000)

Net deferred tax asset	$-	$-

Realization of deferred tax assets is dependent on future earnings. Due to the uncertainty of realization of the net deferred tax assets, the Company has provided a valuation allowance. In assessing the realizability of it, management considers whether it is more likely than not that some or perhaps all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making the assessment.  The valuation allowance at December 31, 2012 and 2011 amounted to $2,269,000 and $1,217,000, respectively.

The Company has a capital loss carry forward from the sale of Sigma of $2,719,000 which will expire in fiscal 2015.

At December 31, 2012 and 2011, the Company had no material unrecognized tax benefits and no adjustments to liabilities or operations were required. The Company does not expect that its unrecognized tax benefits will materially increase within the next twelve months. The Company recognizes interest and penalties related to uncertain tax positions in interest expense. As of December 31, 2012, the Company has recorded an expense of $22,000 for underpayment penalties.  As of December 31, 2011, the Company has not recorded any provisions for accrued interest and penalties related to uncertain tax positions.

In certain cases, the Company's uncertain tax positions are related to tax years that remain subject to examination by the relevant tax authorities. The Company files U.S. and state income tax returns in jurisdictions with varying statutes of limitations. The 2009 through 2012 tax years generally remain subject to examination by federal and state tax authorities.

STOCK OPTIONS AND WARRANTS	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Note 15. STOCK OPTIONS AND WARRANTS

Stock-Based Compensation

During 2005, the Company's Board of Directors approved a stock option plan and reserved 25,000 shares of its Common Stock for issuance under the plan. The stock option plan permits the Company to grant non-qualified and incentive stock options to employees, directors, and consultants.

During the years ended December 31, 2012 and 2011, the Board of Directors approved the issuance of 21,000 and 15,000 options, respectively, to the non-employee members of the Company’s Board of Directors.  These options vested immediately.

The Company recorded expenses of $101,000 and $131,000 in its consolidated statement of operations for the years ended December 31, 2012 and 2011, respectively, and such amounts were included as a component of general and administrative expense.

The fair values of stock options granted were estimated using the Black-Sholes option-pricing model with the following assumptions for the years ended December 31:

	2012	2011
Risk-free interest rates	0.66 - 0.73%	1.80%
Expected life	5	5
Expected volatility	25%	25%
Dividend yield	-	-

Weighted-average grant date fair value per share	$1.31	$0.76

The expected life is the number of years that the Company estimates, based upon history, that options will be outstanding prior to exercise or forfeiture.  Expected life is determined using the “simplified method” permitted by Staff Accounting Bulletin No. 107.  In addition to the inputs referenced above regarding the option pricing model, the Company adjusts the stock-based compensation expense for estimated forfeiture rates that are revised prospectively according to forfeiture experience.  The stock volatility factor is based on the New York Stock Exchange ARCA Defense Index.

A summary of the status of the Company's stock options as of December 31, 2012, and changes during the two years then ended is presented below.

	Options	Wtd. Avg. Exercise Price
Balance, December 31, 2010	291,431	$10.68
Granted during the period	15,000	2.95
Exercised during the period	-	-
Terminated/Expired during the period	(115)	(105.39)
Balance, December 31, 2011	306,316	$10.27
Granted during the period	21,000	5.61
Exercised during the period	-	-
Terminated/Expired during the period	-	-
Balance, December 31, 2012	327,316	$9.97

Exercisable at December 31, 2012	326,736	$10.00

The following table summarizes information about stock options at December 31, 2012:

Range of Exercise Prices	Remaining Number Outstanding	Wtd. Avg. Life	Wtd. Avg. Exercise Price
$0.00 - 5.00	293,766	3 years	$4.41
$5.01 - 90.00	19,350	5 years	$11.72
$90.01 - 100.00	5,888	2 years	$92.18
$100.01 - 110.00	833	1 years	$108.00
$110.01 - 170.00	3,529	1 years	$111.89
$170.01 - 200.00	3,950	2 years	$181.00
	327,316	3 years	$9.97

As of December 31, 2012, there was $357 of unrecognized compensation cost related to non-vested stock option awards, which is to be recognized over the remaining weighted average vesting period of four years.

The aggregate intrinsic value at December 31, 2012 was $0.  The aggregate intrinsic value was calculated based on the positive difference between the closing market price of the Company’s Common Stock and the exercise price of the underlying options.

Warrants

The following tables summarize the Company's outstanding warrants as of December 31, 2012 and changes during the two years then ended:

	Warrants	Wtd. Avg. Exercise Price
Balance, December 31, 2010	19,865	$99.26
Granted during the period	-	-
Exercised during the period	-	-
Terminated/Expired during the period	-	-
Balance, December 31, 2011	19,865	$99.26
Granted during the period	118,585	6.30
Exercised during the period	-	-
Terminated/Expired during the period	(19,615)	99.97
Balance, December 31, 2012	118,835	$6.38

Exercisable at December 31, 2012	118,835	$6.38

The following table summarizes information about warrants at December 31, 2012:

Range of Exercise Prices	Warrants	Wtd. Avg. Life	Wtd. Avg. Exercise Price
$ 0.00 - 10.00	118,585	4 years	$6.30
$ 10.00 - 50.00	250	1 year	$43.60
	118,835	1 year	$6.38

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Note 16. RELATED PARTY TRANSACTIONS

In connection with the offering of the Company’s Common Stock to accredited investors in June and July 2012, our agent, Taglich, received commissions in the amount of approximately $569,000, along with 12,000 shares of common stock, and Warrants to purchase approximately 119,000 shares of Common Stock at $6.30.  The Company also paid approximately $18,000 of legal fees on behalf of Taglich.

SEGMENT REPORTING	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Note 17. SEGMENT REPORTING

In accordance with FASB ASC 280, “Segment Reporting”, the Company discloses financial and descriptive information about its reportable operating segments. Operating segments are components of an enterprise about which separate financial information is available and regularly evaluated by the chief operating decision maker in deciding how to allocate resources and in assessing performance.

The Company is operating in three segments. AIM manufactures components and subassemblies for the defense and aerospace industry.  NTW is a manufacturer of aerospace components, principally landing gear for F-16 and F-18 fighter aircraft. Welding provides specialty welding services and metal fabrications to the defense and commercial aerospace industry. While each of these segments service the same industries and a similar customer base, we evaluate the performance of each segment separately in deciding how to allocate resources and in accessing profitability. As discussed previously, the financial information of NTW, is only included as of the date of acquisition.  Financial information about the Company's operating segments for the years ended December 31, 2012 and 2011 are as follows:

	Year Ended December 31,
		2012	2011

AIM
	Net Sales	$42,075,000	$42,668,000
	Gross Profit	8,218,000	8,013,000
	Pre Tax Income	4,181,000	3,527,000
	Assets	24,673,000	27,735,000

WMI
	Net Sales	14,907,000	11,077,000
	Gross Profit	4,030,000	2,915,000
	Pre Tax Income	1,501,000	1,288,000
	Assets	10,818,000	8,028,000

NTW
	Net Sales	7,233,000	-
	Gross Profit	2,610,000	-
	Pre Tax Income	963,000	-
	Assets	14,410,000	-

Corporate
	Net Sales	-	-
	Gross Profit	-	-
	Pre Tax Loss	(2,650,000)	(2,511,000)
	Assets	13,200,000	7,883,000

Consolidated
	Net Sales	64,215,000	53,745,000
	Gross Profit	14,858,000	10,928,000
	Pre Tax Income	3,995,000	2,304,000
	Provision for Taxes	1,447,000	57,000
	Net Income	2,548,000	2,247,000
	Elimination of Assets	(9,945,000)	(6,665,000)
	Assets	53,156,000	36,981,000

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies Policies
Principal Business Activity

Principal Business Activity

The Company through its AIM subsidiary is primarily engaged in manufacturing aircraft structural parts, and assemblies for prime defense contractors in the aerospace industry in the United States. The Company's customers consist mainly of publicly- traded companies in the aerospace industry. Welding is a specialty welding and products provider whose significant customers include the world's largest aircraft manufacturers, subcontractors, and original equipment manufacturers. NTW is a manufacturer of aerospace components, principally landing gear for F-16 and F-18 fighter aircraft.

Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements include accounts of the Company and its wholly-owned subsidiaries. Significant intercompany accounts and transactions have been eliminated in consolidation.

Cash and Cash Equivalents	Cash and Cash Equivalents Cash and cash equivalents include all highly liquid instruments with an original maturity of three months or less.
Accounts Receivable

Accounts Receivable

Accounts receivable are reported at their outstanding unpaid principal balances net of allowances for uncollectible accounts. The Company provides for allowances for uncollectible receivables based on management's estimate of uncollectible amounts considering age, collection history, and any other factors considered appropriate. The Company writes off accounts receivable against the allowance for doubtful accounts when a balance is determined to be uncollectible.

Inventory Valuation

Inventory Valuation

The Company values inventory at the lower of cost on a first-in-first-out basis or market.

AIM generally purchases inventory only when it has non-cancellable orders from its customers for finished goods. Welding generally produces pursuant to customer orders and maintains relatively low inventory levels. AIM occasionally produces finished goods in excess of purchase order quantities in anticipation of future demand; historically this excess has been used in fulfilling future purchase orders. The Company periodically evaluates inventory items that are not secured by purchase orders and establishes reserves for obsolescence accordingly. The Company also reserves for excess quantities, slow-moving goods, and for other impairment of value.

The Company presents inventory net of progress billings in accordance with the specified contractual arrangements with the United States Government, which results in the transfer of title of the related inventory from the Company to the United States Government, when such progress payments are received.

Capitalized Engineering Cost

Capitalized Engineering Cost

The Company has contractual agreements with customers to produce parts, which the customers design. Though the Company has not designed and thus has no proprietary ownership of the parts, the manufacturing of these parts requires pre-production engineering and programming of the Company’s machines.  The pre-production costs associated with a particular contract are capitalized and then amortized beginning with the first shipment of product pursuant to such contract. These costs are amortized on a straight line basis over the estimated length of the contract, or if shorter, three years.

If the Company is reimbursed for all or a portion of the pre-production expenses associated with a particular contract, only the unreimbursed portion would be capitalized. The Company may also progress bill customers for certain engineering costs being incurred. Such billings are recorded as progress billings (a reduction of the associated inventory) until the appropriate revenue recognition criteria have been met. The Terms and Conditions contained in customer purchase orders may provide for liquidated damages in the event that a stop-work order is issued prior to the final delivery of the product.

Property and Equipment

Property and Equipment

Property and equipment are carried at cost net of accumulated depreciation and amortization. Repair and maintenance charges are expensed as incurred. Property, equipment, and improvements are depreciated using the straight-line method over the estimated useful lives of the assets or the particular improvements.  Expenditures for repairs and improvements in excess of $1,000 that add to the productive capacity or extend the useful life of an asset are capitalized. Upon disposition, the cost and related accumulated depreciation are removed from the accounts and any related gain or loss is reflected in earnings.

Long-Lived and Intangible Assets

Long-Lived and Intangible Assets

Identifiable intangible assets are amortized using the straight-line method over the period of expected benefit.

Long-lived assets and intangible assets subject to amortization to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the related carrying amount may be impaired. The Company records an impairment loss if the undiscounted future cash flows are found to be less than the carrying amount of the asset. If an impairment loss has occurred, a charge is recorded to reduce the carrying amount of the asset to fair value. There has been no impairment as of December 31, 2012 and 2011.

Deferred Financing Costs	Deferred Financing Costs Costs incurred with obtaining and executing debt arrangements are capitalized and amortized using the effective interest method over the term of the related debt.
Revenue Recognition

Revenue Recognition

The Company recognizes revenue in accordance with Staff Accounting Bulletin No. 104, "Revenue Recognition." The Company recognizes revenue when products are shipped and the customer takes ownership and assumes risk of loss, collection of the relevant receivable is probable, persuasive evidence of an arrangement exists, and the sales price is fixed or determinable.

 The Company recognizes certain revenues under a bill and hold arrangement with one of its large customers.  To determine whether revenue can be recognized under any bill and hold arrangement, the Company makes an evaluation as to whether the bill and hold arrangement qualifies for revenue recognition as follows:

·	The customer requests that the transaction be on a bill and hold basis. A customer must initiate the request for any bill and hold arrangement. Upon request for a bill and hold, the Company requires a signed letter from the customer upon which the customer specifically requests the bill and hold arrangement. Upon receipt of the letter, the Company begins its evaluation process to determine whether a bill and hold arrangement can be granted.

·	The customer has made a fixed commitment to purchase the goods to be on hold in written documentation. All customers’ orders are through firm written purchase orders.

·	The goods are segregated from other inventory and are not available to fill any other customers’ orders. The Company’s goods are made to customers’ or their customer’s specifications and could not be sold to others.

·	The risk of ownership has passed to the customer. The product is complete and ready for shipment. The earnings process is complete. An internal evaluation is made as to whether the product is complete and ready for shipment. This involves a review of the purchase order and a completed inspection process by the Company’s quality control department.

·	The date is determined by which the Company expects payment and the Company has not modified its normal billing and credit terms for this buyer. Payment is expected as if the goods had been shipped.

·	The customer has the expected risk of loss in the event of a decline in the market value of goods. All goods are made to firm purchase orders with fixed prices. Any decline in value would not affect the pricing of the goods. The Company has not at any point, agreed to a price reduction on a bill and hold arrangement.

Payments received in advance from customers for products delivered are recorded as customer advance payments until earned, at which time revenue is recognized. The Terms and Conditions contained in our customer purchase orders often provide for liquidated damages in the event that a stop work order is issued prior to the final delivery. The Company utilizes a Returned Merchandise Authorization or RMA process for determining whether to accept returned products. Customer requests to return products are reviewed by the contracts department and if the request is approved, a credit is issued upon receipt of the product. Net sales represent gross sales less returns and allowances.

Use of Estimates

Use of Estimates

In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts in the financial statements and accompanying notes. The more significant management estimates are the useful lives of property and equipment, provisions for inventory obsolescence, accrued expenses and various contingencies. Actual results could differ from those estimates. Changes in facts and circumstances may result in revised estimates, which are recorded in the period in which they become known.

Credit and Concentration Risks

Credit and Concentration Risks

There were three customers that represented 65.3% and 75.5% of total sales for the years ended December 31, 2012 and 2011, respectively. This is set forth in the table below.

Customer	Percentage of Sales
	2012	2011

1	27.6	44.4
2	26.3	19.2
3	11.4	11.9

There were three customers that represented 54.6% of gross accounts receivable at December 31, 2012 and five customers that represented 82.2% of gross accounts receivable at December 31, 2011.  This is set forth in the table below.

Customer	Percentage of Receivables
	December	December
	2012	2011

1	25.3	26.2
2	18.6	12.9
3	10.7	18.3
4	*	13.3
5	*	11.5

* Customer was less than 10% of receivables at December 31, 2012

During the year, the Company had occasionally maintained balances in its bank accounts that were in excess of the FDIC limit.  The Company has not experienced any losses on these accounts.

AIM has several key sole-source suppliers of various parts that are important for one or more of our products. These suppliers are our only source for such parts and, therefore, in the event any of them were to go out of business or be unable to provide us parts for any reason, our business could be severely harmed.

Income Taxes

Income Taxes

The Company accounts for income taxes in accordance with accounting guidance now codified as FASB ASC 740, "Income Taxes," which requires that the Company recognize deferred tax liabilities and assets based on the differences between the financial statement carrying amounts and the tax bases of assets and liabilities, using enacted tax rates in effect in the years the differences are expected to reverse. Deferred income tax benefit (expense) results from the change in net deferred tax assets or deferred tax liabilities. A valuation allowance is recorded when it is more likely than not that some or all deferred tax assets will not be realized.

The Company has adopted the provisions of FASB ASC 740-10-05 "Accounting for Uncertainty in Income Taxes." The ASC clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements.  The ASC prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return.  The ASC provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.

Earnings per share

Earnings per share

Basic earnings per share is computed by dividing the net income applicable to common stockholders by the weighted-average number of shares of common stock outstanding for the period. Potentially dilutive shares, using the treasury stock method, are included in the diluted per-share calculations for all periods when the effect of their inclusion is dilutive.

The following is a reconciliation of the denominators of basic and diluted earnings per share computations:

	2012	2011

Weighted average shares outstanding used to compute basic earning per share	4,680,581	3,579,114
Effect of dilutive stock options and warrants	78,665	140
Weighted average shares outstanding and dilutive securities used to compute dilutive earnings per share	4,759,246	3,579,254

The following securities have been excluded from the calculation as their effect would be anti-dilutive:

	December 31,
	2012	2011

Stock Options	11,948	291,316
Warrants	118,835	19,865
	130,783	311,181

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with FASB ASC 718, "Compensation – Stock Compensation." Under the fair value recognition provision of the ASC, stock-based compensation cost is estimated at the grant date based on the fair value of the award. The Company estimates the fair value of stock options and warrants granted using the Black-Scholes-Merton option pricing model.

Goodwill

Goodwill

Goodwill represents the excess of the acquisition cost of businesses over the fair value of the identifiable net assets acquired. The goodwill amount of $453,000 relates to the acquisition of Welding  ($291,000) and the NTW Acquisition ($162,000). Goodwill is not amortized, but is tested at least annually for impairment, or if circumstances change that will more likely than not reduce the fair value of the reporting unit below its carrying amount.

In September 2011, the FASB issued ASU 2011-08 (ASU 2011-08), “Intangibles Goodwill and Other (Topic 350): Testing Goodwill for Impairment” ASU 2011-08 updated the guidance on the periodic testing of goodwill for impairment. The updated guidance gives companies the option to perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The amendment is intended to reduce the cost and complexity of the annual goodwill impairment test by providing entities an option to perform a qualitative assessment to determine whether further impairment testing is necessary. The update ASU 2011-08 is effective for fiscal years beginning after December 15, 2011 for public entities, with early adoption permitted.   The Company adopted ASU 2011-08 effective October 1, 2011.  The adoption did not have a material effect on the Company’s financial position, results of operation or cash flows.

The Company performs impairment testing for goodwill annually, or more frequently when indicators of impairment exist.  As discussed above, the Company adopted ASU 2011-08 and performed a qualitative assessment in the fourth quarter of 2012 to determine whether it was more likely than not that the fair value of Welding and NTW was less than its carrying amount.

The Company has determined that there has been no impairment of goodwill at December 31, 2012 and 2011.

Freight Out	Freight Out Freight out is included in operating expenses and amounted to $82,000 and $90,000 for the years ended December 31, 2012 and 2011, respectively.
Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

The Company adopted ASU 2011-04 (ASU 2011-04), “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (ASU 2011-04).”  ASU 2011-04 clarifies application of fair value measurement and disclosure requirements and was effective for annual periods beginning after December 15, 2011. The adoption of ASU 2011-04 did not have a material effect on the Company’s financial position, results of operations or cash flows.

In February 2013, the FASB issued guidance requiring disclosure of amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present either on the face of the statement of operations or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required to be reclassified to net income in its entirety in the same reporting period. For amounts not reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional detail about those amounts. This guidance is effective prospectively for the Company for annual and interim periods beginning January 1, 2013. The Company will comply with the disclosure requirements of this guidance for the quarter ending March 31, 2013.

 The Company does not believe that any other recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the accompanying financial statements.

Reclassifications	Reclassifications Certain account balances in 2011 have been reclassified to conform with the current period presentation.
Subsequent Events	Subsequent Events Management has evaluated subsequent events through the date of this filing.

2. ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2012
Acquisition Tables
Purchase price allocation

The purchase price allocation is set forth below.

Fair Value of Tangible Assets acquired	$7,941,000
Intangible assets, subject to amortization	4,975,000
Goodwill	162,000
Liabilities assumed	(660,000)
Total	$12,418,000

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies Tables
Credit and Concentration Risks

There were three customers that represented 65.3% and 75.5% of total sales for the years ended December 31, 2012 and 2011, respectively. This is set forth in the table below.

Customer	Percentage of Sales
	2012	2011

1	27.6	44.4
2	26.3	19.2
3	11.4	11.9

There were three customers that represented 54.6% of gross accounts receivable at December 31, 2012 and five customers that represented 82.2% of gross accounts receivable at December 31, 2011.  This is set forth in the table below.

F-9

Customer	Percentage of Receivables
	December	December
	2012	2011

1	25.3	26.2
2	18.6	12.9
3	10.7	18.3
4	*	13.3
5	*	11.5

* Customer was less than 10% of receivables at December 31, 2012

Earnings per share

The following is a reconciliation of the denominators of basic and diluted earnings per share computations:

	2012	2011

Weighted average shares outstanding used to compute basic earning per share	4,680,581	3,579,114
Effect of dilutive stock options and warrants	78,665	140
Weighted average shares outstanding and dilutive securities used to compute dilutive earnings per share	4,759,246	3,579,254

Anti-dilutive Securities	The following securities have been excluded from the calculation as their effect would be anti-dilutive:
	December 31,
	2012	2011

Stock Options	11,948	291,316
Warrants	118,835	19,865
	130,783	311,181

4. ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Components of accounts receivable

The components of accounts receivable at December 31, are detailed as follows:

	December 31,	December 31,
	2012	2011

Accounts Receivable Gross	$12,336,000	$6,992,000
Allowance for Doubtful Accounts	(705,000)	(950,000)
Accounts Receivable Net	$11,631,000	$6,042,000

Allowance for doubtful accounts

The allowance for doubtful accounts for the years ended December 31, 2012 and 2011 is as follows:

	Balance at	Charged to Costs	Deductions From	Balance at End of
	Beginning of Year	and Expenses	Reserves	Year
Year ended December 31, 2012
Allowance for Doubtful Accounts	$950,000	$262,000	$507,000	$705,000
Year ended December 31, 2011
Allowance for Doubtful Accounts	$523,000	$427,000	$-	$950,000

5. INVENTORY (Tables)	12 Months Ended
Dec. 31, 2012
Inventory Tables
Components of inventory

The components of inventory at December 31, consisted of the following:

	December 31,	December 31,
	2012	2011

Raw Materials	$6,105,000	$5,209,000
Work In Progress	16,730,000	12,094,000
Finished Goods	6,653,000	7,021,000
Progress Payments Received	(525,000)	-
Inventory Reserve	(2,224,000)	(1,803,000)
Total Inventory	$26,739,000	$22,521,000

6. PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Property And Equipment Tables
Property and equipment

The components of property and equipment at December 31, consisted of the following:

	December 31,	December 31,
	2012	2011

Machinery and Equipment	$5,801,000	$3,700,000	5 - 8 years
Capital Lease Machinery and Equipment	4,503,000	3,877,000	5 - 8 years
Tools and Instruments	3,968,000	3,417,000	1.5 - 7 years
Automotive Equipment	55,000	55,000	5 years
Furniture and Fixtures	232,000	219,000	5 - 8 years
Leasehold Improvements	612,000	595,000	Term of Lease
Computers and Software	318,000	158,000	4-6 years
Total Property and Equipment	15,489,000	12,021,000
Less: Accumulated Depreciation	(9,606,000)	(8,050,000)
Property and Equipment, net	$5,883,000	$3,971,000

7. INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets Tables
Intangible assets

The components of the intangibles assets at December 31, consisted of the following:

	December 31,	December 31,
	2012	2011

Customer Relationships	$5,815,000	$890,000	5 to 14 years
Trade Names	770,000	770,000	20 years
Technical Know-how	660,000	660,000	10 years
Non-Compete	50,000	-	5 years
Professional Certifications	15,000	15,000	.25 to 2 years
Total Intangible Assets	7,310,000	2,335,000
Less: Accumulated Amortization	(1,421,000)	(728,000)
Intangible Assets, net	$5,889,000	$1,607,000

Future amortization of intangibles

Future amortization of intangibles is as follows:

For the year ending	Amount
December 31, 2013	$1,163,000
December 31, 2014	1,163,000
December 31, 2015	1,163,000
December 31, 2016	1,163,000
December 31, 2017	616,000
Thereafter	621,000
Total	$5,889,000

9. NOTES PAYABLE AND CAPITAL LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2012
Notes Payable And Capital Lease Obligations Tables
Notes payable and capital lease obligations

Notes payable and capital lease obligations consist of the following:

	December 31,	December 31,
	2012	2011

Revolving credit notes payable to PNC Bank N.A. ("PNC") and
secured by substantially all assets	$15,667,000	$10,880,000
Term loan, PNC	3,748,000	2,000,000
Capital lease obligations	2,060,000	1,871,000
Notes payable to sellers of acquired business	1,376,000	1,976,000
Junior subordinated notes	1,000,000	6,320,000
Subtotal	23,851,000	23,047,000
Less: Current portion of notes and capital obligations	(19,211,000)	(14,055,000)
Notes payable and capital lease obligations, net of current portion	$4,640,000	$8,992,000

Future minimum principal payments for term loan

As of December 31, 2012 the future minimum principal payments for the term loan are as follows

For the year ending	Amount
December 31, 2013	$2,143,000
December 31, 2014	1,605,000
PNC Term Loan Payable	3,748,000
Less: Current portion	(2,143,000)
Long-term portion	$1,605,000

Future minimum lease payments, including imputed interest

 As of December 31, 2012, the aggregate future minimum lease payments, including imputed interest, with remaining terms of greater than one year are as follows:

For the year ending	Amount
December 31, 2013	$900,000
December 31, 2014	613,000
December 31, 2015	397,000
December 30, 2016	293,000
December 31, 2017	142,000
Total future minimum lease payments	2,345,000
Less: imputed interest	(285,000)
Less: current portion	(757,000)
Total Long Term Portion	$1,303,000

Notes Payable - Sellers

As of December 31, 2012 and 2011, the balance owed to the sellers of Welding is:

	December 31,	December 31,
	2012	2011

Former Welding Stockholders	$1,376,000	$1,976,000
Less: Current Portion	(644,000)	(601,000)
Total long-term portion	$732,000	$1,375,000

Future minimum payments for the note payable to the former stockholders of Welding

As of December 31, 2012, the future minimum payments for the note payable to the former stockholders of Welding are as follows:

For the year ending	Amount
December 31, 2013	$644,000
December 31, 2014	691,000
December 31, 2015	41,000
Former WMI Stockholders Notes Payable	1,376,000
Less: Current portion	(644,000)
Long-term portion	$732,000

10. ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Components of accounts payable

The components of accounts payable at December 31, are detailed as follows:

	December 31,	December 31,
	2012	2011

Accounts Payable	$5,713,000	$6,553,000
Accrued Expenses	697,000	497,000
Due to Old Nassau Tool	411,000	-
Accrued Interest	138,000	169,000
Accrued Payroll	99,000	178,000
401K payable	19,000	35,000
	$7,077,000	$7,432,000

13. COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies Tables
Future minimum lease payments

As of December 31, 2012, the aggregate future minimum lease payments are as follows:

	Plant Avenue	Fifth Avenue	Lamar Street
For the year ending	Annual Rent	Annual Rent	Annual Rent	Total Rents
December 31, 2013	$596,000	$644,000	$360,000	$1,600,000
December 31, 2014	614,000	664,000	360,000	$1,638,000
December 31, 2015	633,000	684,000	360,000	$1,677,000
December 31, 2016	-	704,000	360,000	$1,064,000
December 31, 2017	-	725,000	360,000	$1,085,000
Thereafter	-	7,348,000	300,000	$7,648,000
Total Rents	$1,843,000	$10,769,000	$2,100,000	$14,712,000

Discontinued future cost

As of December 31, 2012, the estimated discounted future cost will be charged to expense as follows:

For the year ending	Amount
December 31, 2013	$85,000
December 31, 2014	71,000
December 31, 2015	56,000
Total future minimum lease payments	212,000
Less: current portion	(85,000)
Total Long-Term Portion	$127,000

14. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes Tables
Provision for income

The provision for income taxes as at December 31, are set forth below:

	2012	2011

Current
Federal	$1,093,000	$-
Federal AMT	-	57,000
State	354,000	-
Total Expense	1,447,000	57,000

Deferred
Federal	-	-
State	-	-
Total Deferred Taxes	-	-
Net Expense for Income Taxes	$1,447,000	$57,000

Reconciliation of our income tax rate

The following is a reconciliation of our income tax rate computed using the Federal statutory rate to our actual income tax rate as of December 31,

	2012	2011

Federal Tax Rate	34%	34%
Effect of State taxes	8%	6%
Net Operating Loss Carry Forward	-9%	-40%
Federal AMT	-	2%
Others	3%	-
Total	36%	2%

Deferred tax assets

The components of net deferred tax assets as of December 31, are set forth below:

	December 31,	December 31,
	2012	2011

Deferred tax assets:
Net operating loss carry forwards	$-	$289,000
Capital loss carry forwards	1,088,000	1,088,000
Bad debts	282,000	380,000
Stock based compensation - options and restricted stock	506,000	466,000
Capitalized engineering costs	447,000	356,000
Account payable, accrued expenses and reserves	9,000	9,000
Deferred rent	423,000	390,000
Amortization - NTW Transaction	138,000	-
Inventory - 263A adjustment	569,000	-
Lease Impairment	85,000	-
Deferred gain on sale of real estate	209,000	224,000
Section 1231 loss carryover	86,000	86,000
Total deferred tax assets before valuation allowance	3,842,000	3,288,000
Valuation allowance	(2,269,000)	(1,217,000)
Total deferred tax assets after valuation allowance	1,573,000	2,071,000

Deferred tax liabilities:
Property and equipment	(997,000)	(801,000)
Amortization - Welding Transaction	(576,000)	(643,000)
Inventory - 263A adjustment	-	(627,000)
Total Deferred Tax Liability	(1,573,000)	(2,071,000)

Net deferred tax asset	$-	$-

15. STOCK OPTIONS AND WARRANTS (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Fair values of stock options granted

The fair values of stock options granted were estimated using the Black-Sholes option-pricing model with the following assumptions for the years ended December 31:

	2012	2011
Risk-free interest rates	0.66 - 0.73%	1.80%
Expected life	5	5
Expected volatility	25%	25%
Dividend yield	-	-

Weighted-average grant date fair value per share	$1.31	$0.76

Company's stock options

A summary of the status of the Company's stock options as of December 31, 2012, and changes during the two years then ended is presented below.

	Options	Wtd. Avg. Exercise Price
Balance, December 31, 2010	291,431	$10.68
Granted during the period	15,000	2.95
Exercised during the period	-	-
Terminated/Expired during the period	(115)	(105.39)
Balance, December 31, 2011	306,316	$10.27
Granted during the period	21,000	5.61
Exercised during the period	-	-
Terminated/Expired during the period	-	-
Balance, December 31, 2012	327,316	$9.97

Exercisable at December 31, 2012	326,736	$10.00

Summary information about stock options

The following table summarizes information about stock options at December 31, 2012:

Range of Exercise Prices	Remaining Number Outstanding	Wtd. Avg. Life	Wtd. Avg. Exercise Price
$0.00 - 5.00	293,766	3 years	$4.41
$5.01 - 90.00	19,350	5 years	$11.72
$90.01 - 100.00	5,888	2 years	$92.18
$100.01 - 110.00	833	1 years	$108.00
$110.01 - 170.00	3,529	1 years	$111.89
$170.01 - 200.00	3,950	2 years	$181.00
	327,316	3 years	$9.97

Company's outstanding warrants

The following tables summarize the Company's outstanding warrants as of December 31, 2012 and changes during the two years then ended:

	Warrants	Wtd. Avg. Exercise Price
Balance, December 31, 2010	19,865	$99.26
Granted during the period	-	-
Exercised during the period	-	-
Terminated/Expired during the period	-	-
Balance, December 31, 2011	19,865	$99.26
Granted during the period	118,585	6.30
Exercised during the period	-	-
Terminated/Expired during the period	(19,615)	99.97
Balance, December 31, 2012	118,835	$6.38

Exercisable at December 31, 2012	118,835	$6.38

warrants

The following table summarizes information about warrants at December 31, 2012:

Range of Exercise Prices	Warrants	Wtd. Avg. Life	Wtd. Avg. Exercise Price
$ 0.00 - 10.00	118,585	4 years	$6.30
$ 10.00 - 50.00	250	1 year	$43.60
	118,835	1 year	$6.38

17. SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting Tables
Operating segments

Financial information about the Company's operating segments for the years ended December 31, 2012 and 2011 are as follows:

	Year Ended December 31,
		2012	2011

AIM
	Net Sales	$42,075,000	$42,668,000
	Gross Profit	8,218,000	8,013,000
	Pre Tax Income	4,181,000	3,527,000
	Assets	24,673,000	27,735,000

WMI
	Net Sales	14,907,000	11,077,000
	Gross Profit	4,030,000	2,915,000
	Pre Tax Income	1,501,000	1,288,000
	Assets	10,818,000	8,028,000

NTW
	Net Sales	7,233,000	-
	Gross Profit	2,610,000	-
	Pre Tax Income	963,000	-
	Assets	14,410,000	-

Corporate
	Net Sales	-	-
	Gross Profit	-	-
	Pre Tax Loss	(2,650,000)	(2,511,000)
	Assets	13,200,000	7,883,000

Consolidated
	Net Sales	64,215,000	53,745,000
	Gross Profit	14,858,000	10,928,000
	Pre Tax Income	3,995,000	2,304,000
	Provision for Taxes	1,447,000	57,000
	Net Income	2,548,000	2,247,000
	Elimination of Assets	(9,945,000)	(6,665,000)
	Assets	53,156,000	36,981,000

2. ACQUISITION (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Acquisition Details
Fair Value of Tangible Assets acquired	$ 7,941,000
Intangible assets, subject to amortization	4,975,000
Goodwill	162,000
Liabilities assumed	(660,000)
Total	$ 12,418,000

2. ACQUISITION (Details Narrative) (USD $)	Dec. 31, 2012
Acquisition Details Narrative
Amount due and payable to related party	$ 411,000

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies Details
1	27.60%	44.40%
2	26.30%	19.20%
3	11.40%	11.90%

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	Dec. 31, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies Details 1
1	25.30%	26.20%
2	18.60%	12.90%
3	10.70%	18.30%
4		13.30%
5		11.50%

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	Dec. 31, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies Details 2
Weighted average shares outstanding used to compute basic earning per share	4,680,581	3,579,114
Effect of dilutive stock options and warrants	705,000	950,000
Weighted average shares outstanding and dilutive securities used to compute dilutive earnings per share	11,631,000	6,042,000

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3)	Dec. 31, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies Details 3
Stock Options	11,948	291,316
Warrants	118,835	19,865
Anti dilutive Securities	130,783	311,181

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies Details Narrative
Impairment	$ 0	$ 0
Customers represented percentage of total sales	65.30%	75.50%
Number of Customers represented percentage of total sales	3	3
Customers represented percentage of gross accounts receivable	54.60%	82.20%
Number of Customers represented percentage of gross accounts receivable	3	5
Percentage of customers maximum	10.00%
Impairment of goodwill	0	0
Freight out	$ 82,000	$ 90,000

4. ACCOUNTS RECEIVABLE (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Receivables [Abstract]
Accounts Receivable Gross	$ 12,336,000	$ 6,992,000
Allowance for Doubtful Accounts	(705,000)	(950,000)
Accounts Receivable Net	$ 11,631,000	$ 6,042,000

4. ACCOUNTS RECEIVABLE (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Receivables [Abstract]
Allowance for Doubtful Accounts Beginning Balance	$ 950,000	$ 523,000
Allowance for Doubtful Accounts Charged to Costs and Expenses	262,000	427,000
Allowance for Doubtful Accounts Deductions From Reserves	507,000
Allowance for Doubtful Accounts Ending Balance	$ 705,000	$ 950,000

5. INVENTORY (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Inventory Details
Raw Materials	$ 6,105,000	$ 5,209,000
Work In Progress	16,730,000	12,094,000
Finished Goods	6,653,000	7,021,000
Progress Payments Received	(525,000)
Inventory Reserve	(2,224,000)	(1,803,000)
Total Inventory	$ 26,739,000	$ 22,521,000

6. PROPERTY AND EQUIPMENT (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Property And Equipment Details
Machinery and Equipment (5 - 8 years)	$ 5,801,000	$ 3,700,000
Capital Lease Machinery and Equipment (5 - 8 years)	4,503,000	3,877,000
Tools and Instruments (1.5 - 7 years)	3,968,000	3,417,000
Automotive Equipment (5 years)	55,000	55,000
Furniture and Fixtures (5 - 8 years)	232,000	219,000
Leasehold Improvements (Term of Lease)	612,000	595,000
Computers and Software (4-6 years)	318,000	158,000
Total Property and Equipment	15,489,000	12,021,000
Less: Accumulated Depreciation	(9,606,000)	(8,050,000)
Property and Equipment, net	$ 5,883,000	$ 3,971,000

6. PROPERTY AND EQUIPMENT (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 1,557,000	$ 1,503,000

7. INTANGIBLE ASSETS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets Details
Customer Relationships (5 to 14 years)	$ 5,815,000	$ 890,000
Trade Names (20 years)	770,000	770,000
Technical Know-how (10 years)	660,000	660,000
Non-Compete (5 years)	50,000
Professional Certifications (.25 to 2 years)	15,000	15,000
Total Intangible Assets	7,310,000	2,335,000
Less: Accumulated Amortization	(1,421,000)	(728,000)
Intangible Assets, net	$ 5,889,000	$ 1,607,000

7. INTANGIBLE ASSETS (Details 1) (USD $)	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
December 31, 2013	$ 1,163,000
December 31, 2014	1,163,000
December 31, 2015	1,163,000
December 31, 2016	1,163,000
December 31, 2017	616,000
Thereafter	621,000
Total	$ 5,889,000

7. INTANGIBLE ASSETS (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of the intangibles	$ 693,000	$ 168,000

8. SALE AND LEASEBACK TRANSACTION (Details Narrative) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Sale And Leaseback Transaction Details Narrative
Unrecognized portion of the Sale and Leaseback gain	$ 523,000	$ 561,000

9. NOTES PAYABLE AND CAPITAL LEASE OBLIGATIONS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Notes Payable And Capital Lease Obligations Details
Revolving credit notes payable to PNC Bank N.A. ("PNC") and secured by substantially all assets	$ 15,667,000	$ 10,880,000
Term loan, PNC	3,748,000	2,000,000
Capital lease obligations	2,060,000	1,871,000
Notes payable to sellers of acquired business	1,376,000	1,976,000
Junior subordinated notes	1,000,000	6,320,000
Subtotal	23,851,000	23,047,000
Less: Current portion of notes and capital obligations	(19,211,000)	(14,055,000)
Notes payable and capital lease obligations, net of current portion	$ 4,640,000	$ 8,992,000

9. NOTES PAYABLE AND CAPITAL LEASE OBLIGATIONS (Details 1) (USD $)	Dec. 31, 2012
Notes Payable And Capital Lease Obligations Details 1
December 31, 2013	$ 2,143,000
December 31, 2014	1,605,000
PNC Term Loan Payable	3,748,000
Less: Current portion	(2,143,000)
Long-term portion	$ 1,605,000

9. NOTES PAYABLE AND CAPITAL LEASE OBLIGATIONS (Details 2) (USD $)	Dec. 31, 2012
Notes Payable And Capital Lease Obligations Details 2
December 31, 2013	$ 900,000
December 31, 2014	613,000
December 31, 2015	397,000
December 31, 2016	293,000
December 31, 2017	142,000
Total future minimum lease payments	2,345,000
Less: imputed interest	(285,000)
Less: current portion	(757,000)
Total Long Term Portion	$ 1,303,000

9. NOTES PAYABLE AND CAPITAL LEASE OBLIGATIONS (Details 3) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Notes Payable And Capital Lease Obligations Details 3
Former Welding Stockholders	$ 1,376,000	$ 1,976,000
Less: Current Portion	(644,000)	(601,000)
Total long-term portion	$ 732,000	$ 1,375,000

9. NOTES PAYABLE AND CAPITAL LEASE OBLIGATIONS (Details 4) (USD $)	Dec. 31, 2012
Future minimum payments for the note payable to the former stockholders of Welding:
September 30, 2013	$ 644,000
September 30, 2014	691,000
Septmeber 30, 2015	41,000
Former WMI Stockholders Notes Payable	1,376,000
Less: Current portion	(644,000)
Long-term portion	$ 732,000

9. NOTES PAYABLE AND CAPITAL LEASE OBLIGATIONS (Details narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Revolving loan interest rate	5.50%	5.50%
Amount due for Excess Cash Flow	$ 343,000
balance due under term loan	3,748,000	2,000,000
Interest expense related to credit facilities	1,006,000	918,000
Capital lease obligations	2,060,000	1,871,000
Interest rate minimum	7.00%
Interest rate maximum	9.50%
Balance owed under note	1,376,000	1,976,000
Interest expense related to notes payable	119,000	149,000
Balance owed amounted to	1,000,000	6,320,000
Interest expense amounted to	$ 439,000	$ 777,000

10. ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Payables and Accruals [Abstract]
Accounts Payable	$ 5,713,000	$ 6,553,000
Accrued Expenses	697,000	497,000
Due to Old Nassau Tool	411,000
Accrued Interest	138,000	169,000
Accrued Payroll	99,000	178,000
401K payable	19,000	35,000
Accounts Payable and Accrued Expenses	$ 7,077,000	$ 7,432,000

12. EMPLOYEE BENEFITS PLANS (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Employee Benefits Plans Contributions to security fund	$ 267,000	$ 282,000

13. COMMITMENTS AND CONTINGENCIES (Details) (USD $)	Dec. 31, 2012
December 31, 2013	$ 1,600,000
December 31, 2014	1,638,000
December 31, 2015	1,677,000
December 31, 2016	1,064,000
December 31, 2017	1,085,000
Thereafter	7,648,000
Total Rents	14,712,000
Plant Avenue Annual Rent
December 31, 2013	596,000
December 31, 2014	614,000
December 31, 2015	633,000
December 31, 2016
December 31, 2017
Thereafter
Total Rents	1,843,000
Fifth Avenue Annual Rent
December 31, 2013	644,000
December 31, 2014	664,000
December 31, 2015	684,000
December 31, 2016	704,000
December 31, 2017	725,000
Thereafter	7,348,000
Total Rents	10,769,000
Lamar Street Annual Rent
December 31, 2013	360,000
December 31, 2014	360,000
December 31, 2015	360,000
December 31, 2016	360,000
December 31, 2017	360,000
Thereafter	300,000
Total Rents	$ 2,100,000

13. COMMITMENTS AND CONTINGENCIES (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2009
Commitments And Contingencies Details 1
December 31, 2013	$ 85,000
December 31, 2014	71,000
December 31, 2015	56,000
Total future minimum lease payments	212,000
Less: current portion	(85,000)
Total Long-Term Portion	$ 127,000	$ 579,000

13. COMMITMENTS AND CONTINGENCIES (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009
Commitments And Contingencies Details Narrative
Rent expense	$ 1,570,000	$ 1,376,000
Estimated discounted future cost	$ 127,000		$ 579,000

14. INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Current
Federal	$ 1,093,000
Federal AMT		57,000
State	354,000
Total Expense	1,447,000	57,000
Deferred
Federal
State
Total Deferred Taxes
Net Expense for Income Taxes	$ 1,447,000	$ 57,000

14. INCOME TAXES (Details 1)	Dec. 31, 2012	Dec. 31, 2011
Income Taxes Details 1
Federal Tax Rate	34.00%	34.00%
Effect of State taxes	8.00%	6.00%
Net Operating Loss Carry Forward	(9.00%)	(40.00%)
Federal AMT		2.00%
Others	3.00%
Total	36.00%	2.00%

14. INCOME TAXES (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Net operating loss carry forwards		$ 289,000
Capital loss carry forwards	1,088,000	1,088,000
Bad debts	282,000	380,000
Stock based compensation - options and restricted stock	506,000	466,000
Capitalized engineering costs	447,000	356,000
Account payable, accrued expenses and reserves	9,000	9,000
Deferred rent	423,000	390,000
Amortization - NTW Transaction	138,000
Inventory - 263A adjustment	569,000
Lease Impairment	85,000
Deferred gain on sale of real estate	209,000	224,000
Section 1231 loss carryover	86,000	86,000
Total deferred tax assets before valuation allowance	3,842,000	3,288,000
Valuation allowance	(2,269,000)	(1,217,000)
Total deferred tax assets after valuation allowance	1,573,000	2,071,000
Deferred tax liabilities:
Property and equipment	(997,000)	(801,000)
Amortization - Welding Transaction	(576,000)	(643,000)
Inventory - 263A adjustment		(627,000)
Total Deferred Tax Liability	(1,573,000)	(2,071,000)
Net deferred tax asset

14. INCOME TAXES (Details Narrative) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Income Taxes Details Narrative
Valuation allowance	$ 2,269,000	$ 1,217,000
Income tax penalty expense	$ 22,000	$ 0

15. STOCK OPTIONS AND WARRANTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Risk-free interest rates		1.80%
Expected life	5 years	5 years
Expected volatility	25.00%	25.00%
Dividend yield
Weighted-average grant date fair value per share	$ 1.31	$ 0.76
Maximum
Risk-free interest rates	0.66%
Minimum
Risk-free interest rates	0.73%

15. STOCK OPTIONS AND WARRANTS (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Granted during the period, Options	21,000	15,000
Ending Balance	327,316
Ending Balance, Weighted-Average Exercise Price	$ 9.97
Stock option
Begining Balance	306,316	291,431
Granted during the period, Options	21,000	15,000
Exercised during the period, Options
Terminated/Expired during the period, Options		(115)
Ending Balance	327,316	306,316
Exercisable at December 31, 2012, Options	326,736
Begining Balance, Weighted-Average Exercise Price	$ 10.27	10.68
Granted during the period, Weighted-Average Exercise Price	$ 5.61	2.95
Exercised during the period, Weighted-Average Exercise Price
Terminated/Expired during the period, Weighted-Average Exercise Price		(105.39)
Ending Balance, Weighted-Average Exercise Price	$ 9.97	10.27
Exercisable at December 31, 2012, Weighted-Average Exercise Price	$ 10

15. STOCK OPTIONS AND WARRANTS (Details 2) (USD $)	12 Months Ended
Dec. 31, 2012
Remaining Number Outstanding	327,316
Wtd. Avg. Life	3 years
Wtd. Avg. Exercise Price	$ 9.97
Range One
Range of Exercise Prices, lower limit	$ 0
Range of Exercise Prices, upper limit	$ 5
Remaining Number Outstanding	293,766
Wtd. Avg. Life	3 years
Wtd. Avg. Exercise Price	$ 4.41
Range Two
Range of Exercise Prices, lower limit	$ 5.01
Range of Exercise Prices, upper limit	$ 90
Remaining Number Outstanding	19,350
Wtd. Avg. Life	5 years
Wtd. Avg. Exercise Price	$ 11.72
Range Three
Range of Exercise Prices, lower limit	$ 90.01
Range of Exercise Prices, upper limit	$ 100
Remaining Number Outstanding	5,888
Wtd. Avg. Life	2 years
Wtd. Avg. Exercise Price	$ 92.18
Range Four
Range of Exercise Prices, lower limit	$ 100.01
Range of Exercise Prices, upper limit	$ 110
Remaining Number Outstanding	833
Wtd. Avg. Life	1 year
Wtd. Avg. Exercise Price	$ 108
Range Five
Range of Exercise Prices, lower limit	$ 110.01
Range of Exercise Prices, upper limit	$ 170
Remaining Number Outstanding	3,529
Wtd. Avg. Life	1 year
Wtd. Avg. Exercise Price	$ 111.89
Range Six
Range of Exercise Prices, lower limit	$ 170.01
Range of Exercise Prices, upper limit	$ 200
Remaining Number Outstanding	3,950
Wtd. Avg. Life	2 years
Wtd. Avg. Exercise Price	$ 181

15. STOCK OPTIONS AND WARRANTS (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Granted during the period, Warrants	21,000	15,000
Ending Balance	327,316
Ending Balance, Weighted-Average Exercise Price	$ 9.97
Warrant
Begining Balance	118,585	19,865
Granted during the period, Warrants
Exercised during the period, Warrants	(19,615)
Terminated/Expired during the period, Warrants	118,835
Ending Balance	118,835	118,585
Exercisable at December 31, 2012, Warrants	118,835
Begining Balance, Weighted-Average Exercise Price	$ 99.26	99.26
Granted during the period, Weighted-Average Exercise Price	$ 6.3
Exercised during the period, Weighted-Average Exercise Price
Terminated/Expired during the period, Weighted-Average Exercise Price	$ 99.97
Ending Balance, Weighted-Average Exercise Price	$ 6.38	99.26
Exercisable at December 31, 2012, Weighted-Average Exercise Price	$ 6.38

15. STOCK OPTIONS AND WARRANTS (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Warrants	327,316
Wtd. Avg. Life	3 years
Wtd. Avg. Exercise Price	$ 9.97
Range One
Range of Exercise Prices, lower limit	$ 0
Range of Exercise Prices, upper limit	$ 5
Warrants	293,766
Wtd. Avg. Life	3 years
Wtd. Avg. Exercise Price	$ 4.41
Range Two
Range of Exercise Prices, lower limit	$ 5.01
Range of Exercise Prices, upper limit	$ 90
Warrants	19,350
Wtd. Avg. Life	5 years
Wtd. Avg. Exercise Price	$ 11.72
Warrant
Warrants	118,835	118,585	19,865
Wtd. Avg. Life	1 year
Wtd. Avg. Exercise Price	$ 6.38	$ 99.26	$ 99.26
Warrant | Range One
Range of Exercise Prices, lower limit	$ 0
Range of Exercise Prices, upper limit	$ 10
Warrants	118,585
Wtd. Avg. Life	4 years
Wtd. Avg. Exercise Price	$ 6.3
Warrant | Range Two
Range of Exercise Prices, lower limit	$ 10
Range of Exercise Prices, upper limit	$ 50
Warrants	250
Wtd. Avg. Life	1 year
Wtd. Avg. Exercise Price	$ 43.6

15. STOCK OPTIONS AND WARRANTS (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stock Options And Warrants Details Narrative
Granted during the period, Options	21,000	15,000
Stock compensation expense	$ 101,000	$ 131,000
Unrecognized compensation cost related to non-vested stock option awards	357
Intrinsic value	$ 0

17. SEGMENT REPORTING (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Air Industries Machining
Net Sales	$ 42,075,000	$ 42,668,000
Gross Profit	8,218,000	8,013,000
Pre Tax Income	4,181,000	3,527,000
Assets	24,673,000	27,735,000
Nassau Tool Works
Net Sales	7,233,000
Gross Profit	2,610,000
Pre Tax Income	963,000
Assets	14,410,000
Welding Metallurgy
Net Sales	14,907,000	11,077,000
Gross Profit	4,030,000	2,915,000
Pre Tax Income	1,501,000	1,288,000
Assets	10,818,000	8,028,000
Corporate
Net Sales
Gross Profit
Pre Tax Loss	(2,650,000)	(2,511,000)
Assets	13,200,000	7,883,000
Consolidated
Net Sales	64,215,000	53,745,000
Gross Profit	14,858,000	10,928,000
Pre Tax Income	3,995,000	2,304,000
Provision for Taxes	1,447,000	57,000
Net Income	2,548,000	2,247,000
Elimination of Assets	(9,945,000)	(6,665,000)
Assets	$ 53,156,000	$ 36,981,000